Document and Entity Information	Oct. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001308547
Document Type	8-K
Document Period End Date	Oct. 15, 2021
Entity Registrant Name	DOLBY LABORATORIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32431
Entity Tax Identification Number	90-0199783
Entity Address, Address Line One	1275 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103-1410
City Area Code	(415)
Local Phone Number	558-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	DLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false